Consolidated statements of shareholders' equity - USD ($) $ in Thousands	Ordinary shares	Share capital and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2017		$ 110,630	$ (87,531)		$ 23,099
Balance, shares at Dec. 31, 2017	22,525,042
Share-based compensation		11,659			11,659
Exercise of share options and vested RSUs		1,240			1,240
Exercise of share options and vested RSUs, shares	595,852
Issuance of protected ordinary shares, net of issuance cost		54,635			54,635
Issuance of protected ordinary shares, net of issuance cost (in shares)	2,404,476
Net loss			(36,061)		(36,061)
Other comprehensive income (loss)				$ (598)	(598)
Balance at Dec. 31, 2018		178,164	(123,592)	(598)	53,974
Balance, shares at Dec. 31, 2018	25,525,370
Share-based compensation		9,009			9,009
Exercise of share options and vested RSUs		857			857
Exercise of share options and vested RSUs, shares	162,247
Issuance of protected ordinary shares, net of issuance cost		4,340			4,340
Issuance of protected ordinary shares, net of issuance cost (in shares)	192,358
Issuance of ordinary shares in connection with IPO, net		113,332			113,332
Issuance of ordinary shares in connection with IPO, net (Shares)	6,052,631
Exercise of warrants, ( in shares)	5,166
Net loss			(33,539)		(33,539)
Deemed dividend related to the issuance of protected ordinary shares		632	(632)
Other comprehensive income (loss)				836	836
Balance at Dec. 31, 2019		306,334	(157,763)	238	148,809
Balance, shares at Dec. 31, 2019	31,937,772
Share-based compensation		15,855			15,855
Exercise of share options and vested RSUs		9,452			$ 9,452
Exercise of share options and vested RSUs, shares	1,605,208				1,504,240
Issuance of ordinary shares in connection with follow on offering, net of issuance costs		129,853			$ 129,853
Issuance of ordinary shares in connection with follow on offering, net of issuance costs (in shares)	2,300,000
Equity component of convertible notes, net of issuance costs		99,190			99,190
Purchase of capped call		(43,240)			(43,240)
Net loss			(14,810)		(14,810)
Other comprehensive income (loss)				294	294
Balance at Dec. 31, 2020		$ 517,444	$ (172,573)	$ 532	$ 345,403
Balance, shares at Dec. 31, 2020	35,842,980